Related Party Transactions and Balances (Details)	12 Months Ended
	Jul. 31, 2026 USD ($)	Jul. 31, 2026 CNY (¥)	Jul. 31, 2025 USD ($)
Related Party Transactions and Balances [Line Items]
Remained unreimbursed			$ 47,688
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Paid expenses	$ 5,925	¥ 40,000
Mr. Tong [Member]
Related Party Transactions and Balances [Line Items]
Paid expenses	$ 4,444	¥ 30,000
Mr. Ryuichi Sasaki [Member]
Related Party Transactions and Balances [Line Items]
Ownership percentage	100.00%	100.00%
G123 Cayman [Member]
Related Party Transactions and Balances [Line Items]
Ownership percentage	100.00%	100.00%